Taxes - Summary of the Changes in the Deferred Income Taxes (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure Of Change In Deferred Income Tax [Line Items]
Cumulative translation adjustment	$ 20,156	$ 2,061
Initial application of IFRS9		(334)
Deferred tax assets	(4,047)	(3,438)	$ (3,584)
Deferred tax liabilities	(425)	(1,196)
Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	2,389	4,044
Recognized in the statement of income for the period	(342)	(415)
Recognized in shareholders' equity	2,453	(1,220)
Cumulative translation adjustment	(171)	75
Use of tax credits	(711)	(271)
Others	4	29
Ending balance	3,622	2,242
Initial application of IFRS9		147
Deferred tax assets	4,047	3,438
Deferred tax liabilities	(425)	(1,196)
Deferred Income Taxes [Member] | Provision for legal proceedings [member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	2,201	1,128
Recognized in the statement of income for the period	173	1,134
Cumulative translation adjustment	(329)	(40)
Others	2	(21)
Ending balance	2,047	2,201
Oil and gas exploration costs [Member] | Deferred Income Taxes [Member] | Exploration and decommissioning costs [member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	(10,692)	(11,205)
Recognized in the statement of income for the period	1,450	363
Cumulative translation adjustment	1,355	150
Ending balance	(7,887)	(10,692)
Others [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	(498)	937
Recognized in the statement of income for the period	(1,018)	(1,292)
Cumulative translation adjustment	208	45
Others	(10)	(188)
Ending balance	(1,318)	(498)
Loans, trade and other receivables/ payables and financing [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	1,691	3,512
Recognized in the statement of income for the period	(929)	(1,099)
Recognized in shareholders' equity	2,453	(887)
Cumulative translation adjustment	(273)	34
Others	5	(16)
Ending balance	2,947	1,544
Initial application of IFRS9		147
Finance leases [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	(130)	(90)
Recognized in the statement of income for the period	(49)	(64)
Cumulative translation adjustment	28	4
Others	(21)	20
Ending balance	(172)	(130)
Tax losses [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	6,031	6,040
Recognized in the statement of income for the period	267	278
Recognized in shareholders' equity		(69)
Cumulative translation adjustment	(651)	(67)
Use of tax credits	(694)	(271)
Others	11	120
Ending balance	4,964	6,031
Inventories [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	569	429
Recognized in the statement of income for the period	(87)	130
Cumulative translation adjustment	(65)	(6)
Others		16
Ending balance	417	569
Employee Benefits [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	2,688	3,009
Recognized in the statement of income for the period	197	(4)
Recognized in shareholders' equity		(273)
Cumulative translation adjustment	(408)	(34)
Others	10	(10)
Ending balance	2,487	2,688
Others [member] | Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [Line Items]
Beginning balance	529	284
Recognized in the statement of income for the period	(346)	139
Recognized in shareholders' equity		9
Cumulative translation adjustment	(36)	(11)
Use of tax credits	(17)
Others	7	108
Ending balance	$ 137	$ 529